INVESTMENT ADVISER OF
NATIONAL MUNICIPALS PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF
EV MARATHON NATIONAL
MUNICIPALS FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 1523
Westborough, MA 01581-1523

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV MARATHON NATIONAL MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110

                                                         M-NASRC-11/96

[LOGO]

EV MARATHON
NATIONAL
MUNICIPALS FUND

ANNUAL
SHAREHOLDER REPORT
SEPTEMBER 30, 1996

TO SHAREHOLDERS

EV Marathon National Municipals Fund paid its shareholders monthly income dividends totaling $0.553 per share during the year ended September 30, 1996.+ Based on the most recent dividend and the Fund's net asset value per share of $9.90 on September 30, 1996, the Fund's annualized distribution rate at net asset value was 5.51%. To equal this rate in a taxable investment, a couple in the 36% federal tax bracket would have to receive a yield of 8.61%.

The year started favorably enough, with the Federal Reserve lowering the Federal Funds Rate - the rate banks charge each other for overnight loans and a key short-term interest rate barometer - to 5.25%. By mid-summer, however, reports of job growth had exceeded market estimates and had raised concerns of a rate increase. The fall brought news that job growth had once again slowed down and that inflation was not an imminent threat. Accordingly, the Federal Reserve effectively put its monetary policy on hold until after the November elections.

An investment in municipal bonds continues to represent good value for tax-conscious investors for several reasons. First, while turning in somewhat faster growth than expected, the nation's economy remains subdued. GDP grew at a revised 4.8% rate in the second quarter - a relatively strong showing, but one not likely to be sustained over the balance of the year. As recent indicators suggest, economic growth is beginning to slow, and, more importantly, inflation remains well under control.

Second, whatever the outcome of the various tax cut proposals that have marked the campaigns of both major political parties, it is certain that the tax structure will remain sharply progressive. That means that municipal bonds will retain their relative value.

Third, on the budget front, the deficit has been reduced significantly. At present, the deficit as a percentage of GDP is the smallest of all industrialized nations, alleviating near-term borrowing needs.

Finally, and perhaps most important of all, the tax burden of our citizens is still extraordinarily high. Municipal bonds remain one of the better ways for most individuals to relieve that burden and keep more of what they work so hard to earn.We believe that, despite the occasional market fluctuations, a steadfast, long-term outlook is the best way to reap the advantages of tax-free investing.

       -----------------------                 Sincerely,

                                               /s/ Thomas J. Fetter
                                               ------------------------------
                                               Thomas J. Fetter

       -----------------------                 President
     [Photo of Thomas J. Fetter]               November 4, 1996

+ The Fund's income could be subject to state, local and/or federal alternative minimum tax.

---------------------------------------------------------
  PORTFOLIO OVERVIEW

  Based on market value as of
  September 30, 1996
  [GRAPHIC OMITTED]
  Number of issues..............................246
  Average quality..............................BBB+
  Investment grade............................36.0%
  Effective maturity (years)...................12.9

Largest sectors:
   Transportation .................................15.6%
   Escrowed ........................................12.2
   Hospitals .......................................10.5
   Industrial development revenue ...................8.5
   Life care ........................................6.2
---------------------------------------------------------

MANAGEMENT REPORT

An interview with Thomas M. Metzold, Portfolio Manager of the National Municipals Portfolio.

Q. TOM, HOW WOULD YOU EVALUATE THE MUNICIPAL MARKET AND THE FUND'S PERFORMANCE DURING THE PAST 12 MONTHS?

A. The bond market has been volatile throughout 1996 in response to an uncertain economic outlook and wide fluctuations in interest rates. Despite this volatility, the municipal market managed to outperform the taxable market during this 12-month period. In fact, the Fund registered a positive total return for the period, while many other fixed-income investments suffered losses.

    It is especially important to note that municipal bonds have rallied significantly since the sharp decline of 1994. As a result, those investors who stayed with the municipal market have fared very well.

Q.  HAVE YOU MADE MANY CHANGES TO THE PORTFOLIO IN THE PAST YEAR?

A. I've made relatively few changes during the past 12 months. I prefer not to initiate change for the sake of mere window dressing. Given my market outlook, I'm comfortable with the way the Portfolio is structured. Frankly, there has to be a very compelling reason to make a change.

------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
------------------------------------------------------------------------------

Q. THERE HAVE BEEN SOME CONTRADICTORY ECONOMIC INDICATORS OF LATE. HOW HAVE YOU DEALT WITH THESE CHANGING VIEWS?

A. The Portfolio's investment mix includes a variety of projects that insulate the Portfolio from swings in the economy. For example, among our industrial development bonds, we own bonds with an exposure to a wide range of industries, including the steel sector, energy, paper products, and retailing. Elsewhere, we've maintained positions in transportation-related bonds that finance airport facilities for the nation's major airlines. Thus, our cyclical investments are spread across a wide economic spectrum.

    Of course, we also maintain investments in non-cyclical projects, including hospitals, assisted living centers, and nursing homes. These projects are less economically sensitive and tend to be influenced more by demographic changes and population shifts within their service areas. They therefore add another level of diversification and help to nicely balance the Portfolio.


                                                    [Photo of Thomas M. Metzold]
                                                          THOMAS M. METZOLD

Q.  IS DIVERSIFICATION AN IMPORTANT ELEMENT OF YOUR INVESTMENT PROCESS?

A. Yes, diversification is one of the keys to managing the Portfolio. To accomplish that end, I rely heavily on our strong analytical resources here at Eaton Vance. We try to maintain a Portfolio that represents a good cross section of the market, according to industry and bond type. We also diversify according to geographical distribution to avoid concentrating too much in a single region of the country. Finally, there is diversification in terms of maturity distribution.

------------------------------------------------------------------------------
"THE FUND PROVIDES THE OPPORTUNITY TO INVEST IN PROJECTS ACROSS THE NATION THAT PROVIDE VITAL COMMUNITY SERVICES AND HELP REBUILD OUR INFRASTRUCTURE."
------------------------------------------------------------------------------

Q. YOU MENTIONED EATON VANCE'S RESEARCH CAPABILITIES. COULD YOU EXPAND ON THAT THEME?

A. Yes. At Eaton Vance, we maintain a strong research effort that provides a reliable flow of information, ensures that our standards are applied uniformly, and facilitates the monitoring of our investments. By applying our own strict investment guidelines, we arrive at a complete picture of how a bond stacks up. Only after meeting our internal credit standards is a bond considered for the Portfolio.

Q.  WHAT IS THE ROLE OF THE EATON VANCE ANALYST?

A. Our analysts visit hundreds of company, state, local, and agency officials annually. In addition, they maintain close contact with outside research sources and major credit ratings agencies to monitor fiscal developments at the state and local level. That way, we can detect which situations may present a good opportunity and, equally as important, which ones should be avoided. Our analysts study fundamentals regarding the overall economic outlook, as well as those developments that may impact a specific project. Bond issuers may range from very large state general obligations to a relatively small industrial project. Whatever the size of the bond, each potential investment is held to an exacting set of criteria by Eaton Vance analysts.

Q.  WHAT ARE THE MAIN REASONS TO OWN THE EV MARATHON NATIONAL MUNICIPALS FUND?

A. In my view, there are several reasons why this Fund merits consideration. First and foremost, there is its relatively high level of tax-exempt income. While, naturally, the Fund's past performance is no guarantee of future performance, to enjoy this level of income in a taxable investment, an investor would need to invest in B-rated corporate bonds. A second reason is that the Fund adds a good measure of diversification to an investor's overall portfolio, which typically includes equities as well. Over time, one's overall risk is smoothed out somewhat by investing in different asset classes. Finally, the Fund provides the opportunity to invest in projects across the nation that provide vital community services and help make improvements to our infrastructure. Investors can have the confidence that their investments are benefiting the community at large.

Q. THAT LAST POINT IS AN INTERESTING ONE. CAN YOU GIVE AN EXAMPLE OF SUCH A SITUATION?

A. Yes. The Fund owns revenue bonds issued by the Downtown Development Authority of Atlanta, GA for the Atlanta Inn for Children. The bonds have an 8% coupon and come due in 2026. The bonds are being used to finance a day-care facility currently under construction in Atlanta. The project is sponsored by a consortium of major hotels, including Marriott, Omni, and Hyatt. The center will be managed by Americare Early Learning Centers, Inc. and is designed to provide early learning and day-care for children of hotel employees, as well as classes in parenting skills. The sponsors of the project have entered into service agreements by which they guarantee specific student enrollment and a weekly revenue stream. This bond is an excellent example of an investment that provides a unique, tax-exempt opportunity for investors and is in concert with a project that will provide greatly needed services to a community.


                           [Photo - Building complex]

                           ATLANTA'S INN FOR CHILDREN


Q.  IN CLOSING, TOM, WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. I'm optimistic about the market for several reasons. First, the economy continues to muddle along, marked by steady but unspec-tacular growth and low inflation. That is certainly a good scenario for bonds. Second, the equity markets have again reached record highs without a significant correction. That suggests that bonds may be a better value at this point than equities. Finally, tax-exempt income continues to have great appeal for investors. Municipal bonds represent the last, readily available way for taxpayers to reduce their tax burden. For these reasons, I believe municipals remain a source of continuing value for investors and should merit consideration for their portfolios.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
EV MARATHON NATIONAL MUNICIPALS FUND AND THE LEHMAN BROTHERS MUNICIPAL
BOND INDEX

From September 30, 1986, through September 30, 1996


                    EV MARATHON NATIONAL MUNICIPALS FUND VS.
                  LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX

           Date                  Fund                Index
           9/30/86              $10,000              $10,000
          10/31/86              $10,223              $10,173
          11/30/86              $10,404              $10,374
          12/31/86              $10,424              $10,346
           1/31/87              $10,713              $10,657
           2/28/87              $10,766              $10,710
           3/31/87              $10,692              $10,596
           4/30/87              $10,046              $10,065
           5/31/87              7$9,923              $10,015
           6/30/87              $10,098              $10,309
           7/31/87              $10,154              $10,414
           8/31/87              $10,205              $10,437
           9/30/87              7$9,836              $10,053
          10/31/87              7$9,715              $10,088
          11/30/87              $10,066              $10,351
          12/31/87              $10,142              $10,501
           1/31/88              $10,535              $10,876
           2/28/88              $10,666              $10,991
           3/31/88              $10,509              $10,863
           4/30/88              $10,534              $10,945
           5/31/88              $10,571              $10,914
           6/30/88              $10,718              $11,073
           7/31/88              $10,798              $11,145
           8/31/88              $10,847              $11,155
           9/30/88              $11,011              $11,357
          10/31/88              $11,178              $11,557
          11/30/88              $11,096              $11,452
          12/31/88              $11,213              $11,569
           1/31/89              $11,371              $11,808
           2/28/89              $11,348              $11,673
           3/31/89              $11,343              $11,645
           4/30/89              $11,555              $11,922
           5/31/89              $11,720              $12,169
           6/30/89              $11,882              $12,335
           7/31/89              $11,998              $12,503
           8/31/89              $11,873              $12,381
           9/30/89              $11,887              $12,343
          10/31/89              $11,975              $12,494
          11/30/89              $12,088              $12,713
          12/31/89              $12,137              $12,817
           1/31/90              $12,037              $12,756
           2/28/90              $12,128              $12,870
           3/31/90              $12,096              $12,874
           4/30/90              $11,930              $12,781
           5/31/90              $12,185              $13,060
           6/30/90              $12,264              $13,175
           7/31/90              $12,435              $13,369
           8/31/90              $12,220              $13,175
           9/30/90              $12,223              $13,182
          10/31/90              $12,376              $13,422
          11/30/90              $12,550              $13,692
          12/31/90              $12,551              $13,751
           1/31/91              $12,654              $13,936
           2/28/91              $12,720              $14,057
           3/31/91              $12,725              $14,062
           4/30/91              $12,918              $14,250
           5/31/91              $13,038              $14,376
           6/30/91              $13,040              $14,362
           7/31/91              $13,270              $14,537
           8/31/91              $13,452              $14,729
           9/30/91              $13,608              $14,920
          10/31/91              $13,686              $15,055
          11/30/91              $13,667              $15,097
          12/31/91              $14,029              $15,421
           1/31/92              $13,963              $15,456
           2/28/92              $14,011              $15,461
           3/31/92              $14,071              $15,466
           4/30/92              $14,273              $15,604
           5/31/92              $14,507              $15,788
           6/30/92              $14,867              $16,053
           7/31/92              $15,484              $16,534
           8/31/92              $15,146              $16,373
           9/30/92              $15,196              $16,480
          10/31/92              $14,799              $16,318
          11/30/92              $15,294              $16,610
          12/31/92              $15,439              $16,780
           1/31/93              $15,592              $16,975
           2/28/93              $16,335              $17,589
           3/31/93              $16,079              $17,403
           4/30/93              $16,312              $17,578
           5/31/93              $16,469              $17,677
           6/30/93              $16,796              $17,973
           7/31/93              $16,835              $17,996
           8/31/93              $17,223              $18,371
           9/30/93              $17,460              $18,580
          10/31/93              $17,548              $18,616
          11/30/93              $17,356              $18,452
          12/31/93              $17,696              $18,841
           1/31/94              $17,946              $19,056
           2/28/94              $17,507              $18,563
           3/31/94              $16,514              $17,807
           4/30/94              $16,604              $17,958
           5/31/94              $16,748              $18,114
           6/30/94              $16,610              $18,008
           7/31/94              $16,961              $18,333
           8/31/94              $16,984              $18,397
           9/30/94              $16,619              $18,127
          10/31/94              $16,307              $17,805
          11/30/94              $15,863              $17,482
          12/31/94              $16,267              $17,867
           1/31/95              $16,859              $18,378
           2/28/95              $17,432              $18,913
           3/31/95              $17,530              $19,130
           4/30/95              $17,550              $19,153
           5/31/95              $18,235              $19,764
           6/30/95              $18,047              $19,591
           7/31/95              $18,083              $19,776
           8/31/95              $18,299              $20,027
           9/30/95              $18,388              $20,154
          10/31/95              $18,723              $20,447
          11/30/95              $19,208              $20,787
          12/31/95              $19,487              $20,986
           1/31/96              $19,561              $21,145
           2/28/96              $19,380              $21,002
           3/31/96              $18,945              $20,733
           4/30/96              $18,803              $20,675
           5/31/96              $18,889              $20,667
           6/30/96              $19,103              $20,892
           7/31/96              $19,263              $21,081
           8/31/96              $19,333              $21,076
           9/30/96              $19,645              $21,371

Past performance is not indicative of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.



FUND PERFORMANCE

The performance chart above compares your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the unmanaged Lehman Brothers Municipal Bond Index.

THE TOTAL RETURN FIGURES

The solid red line on the chart represents the Fund's performance at net asset value. The Fund's total return figure reflects Fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gains distributions. It also would reflect the Fund's maximum applicable contingent deferred sales charge (CDSC), deducted at redemption as follows: 5%, 1st and 2nd years; 4%, 3rd year; 3%, 4th year; 2%, 5th year; 1%, 6th year; and 0% thereafter.

The black line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in this Index.

                               FEDERAL INCOME TAX
                         INFORMATION ON DISTRIBUTIONS...

For federal income tax purposes, 99.11% of the total dividends paid by the Fund from net investment income during the fiscal year that ended September 30, 1996, is designated as an exempt-interest dividend. Tax legislation eliminated the exemption to market discount rules applicable to tax-exempt obligations. As a result, certain tax-exempt obligations acquired by the Portfolio subsequent to April 30, 1993, at market discounts may generate a small amount of ordinary taxable income.

                     EV MARATHON NATIONAL MUNICIPALS FUND
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              September 30, 1996
------------------------------------------------------------------------------
ASSETS:
  Investment in National Municipals Portfolio,
    at value (Note 1A) (identified cost, $1,955,789,319)      $2,109,981,519
  Receivable for Fund shares sold                                  1,463,278
                                                              --------------
      Total assets                                            $2,111,444,797
LIABILITIES:
  Dividends payable                              $4,422,728
  Payable for Fund shares redeemed                3,907,786
  Payable to affiliate --
    Trustees' fees                                      834
  Accrued expenses                                1,481,839
                                                 ----------
      Total liabilities                                            9,813,187
                                                              --------------
NET ASSETS for 212,307,610 shares of beneficial
 interest outstanding                                         $2,101,631,610
                                                              ==============

SOURCES OF NET ASSETS:
  Paid-in capital                                             $2,038,262,805
  Accumulated net realized loss on investment
    and financial futures transactions
    (computed on the basis of identified cost)                   (93,446,712)
  Accumulated undistributed net investment
    income                                                         2,623,317
  Unrealized appreciation of investments and
    financial futures contracts from Portfolio
    (computed on the basis of identified cost)                   154,192,200
                                                              --------------
      Total                                                   $2,101,631,610
                                                              ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (NOTE 6) PER SHARE
  ($2,101,631,610 / 212,307,610 shares of beneficial
    interest)                                                     $9.90
                                                                  =====










                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                    For the Year Ended September 30, 1996
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio                       $155,289,124
  Expenses allocated from Portfolio                               (10,527,880)
                                                                 ------------
      Net investment income from Portfolio                       $144,761,244
  Expenses --
    Compensation of Trustees not members of the
      Administrator's organization (Note 4)        $     3,244
    Custodian fee (Note 1F)                             14,000
    Distribution costs (Note 5)                     20,893,612
    Transfer and dividend disbursing agent fees      1,409,860
    Printing and postage                               445,117
    Registration fees                                   54,762
    Legal and accounting services                       15,956
    Miscellaneous                                       98,897
                                                   -----------
      Total expenses                                               22,935,448
                                                                 ------------
        Net investment income                                    $121,825,796
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from Portfolio --
    Investment transactions
     (identified cost basis)                       $(1,637,222)
    Financial futures transactions                   3,095,844
                                                   -----------
      Net realized gain on investments                           $  1,458,622
  Change in unrealized appreciation of
    investments and financial futures contracts                    20,708,208
                                                                 ------------
        Net realized and unrealized gain                         $ 22,166,830
                                                                 ------------
          Net increase in net assets from operations             $143,992,626
                                                                 ============









                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                              --------------------------------
                                                   1996             1995
                                              -------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                     $  121,825,796   $  129,294,945
    Net realized gain (loss) on investments        1,458,622      (85,227,000)
    Change in unrealized appreciation of
      investments                                 20,708,208      173,008,900
                                              --------------   --------------
      Net increase in net assets from
        operations                            $  143,992,626   $  217,076,845
                                              --------------   --------------
  Distributions to shareholders (Note 2) --
    From net investment income                $ (121,100,027)  $ (129,294,945)
    In excess of net investment income              --             (1,302,045)
                                              --------------   --------------
      Total distributions to shareholders     $ (121,100,027)  $ (130,596,990)
                                              --------------   --------------
  Transactions in shares of beneficial
    interest (Note 3) --
    Proceeds from sales of shares             $  395,101,590   $  387,049,848
    Net asset value of shares issued to
      shareholders in payment of
      distributions declared                      46,400,860       49,737,947
    Cost of shares redeemed                     (554,003,400)    (503,929,058)
                                              --------------   --------------
      Decrease in net assets from Fund share
        transactions                          $ (112,500,950)  $  (67,141,263)
                                              --------------   --------------
        Net increase (decrease) in net
          assets                              $  (89,608,351)  $   19,338,592
NET ASSETS:
  At beginning of year                         2,191,239,961    2,171,901,369
                                              --------------   --------------
  At end of year (including undistributed
    net investment income of $2,623,317
    and $1,891,950, respectively)             $2,101,631,610   $2,191,239,961
                                              ==============   ==============














                       See notes to financial statements

                                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                             -----------------------------------------------------------------------------
                                                 1996            1995            1994             1993          1992
                                                 ----            ----            ----             ----          ----
NET ASSET VALUE, beginning of year           $    9.800      $    9.410      $   10.570       $    9.820    $     9.430
                                             ----------      ----------      ----------       ----------    -----------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                      $    0.557      $    0.570      $    0.556       $    0.553    $     0.568
  Net realized and unrealized gain
    (loss) on investments                         0.096           0.395          (1.043)           0.856         0.490
                                             ----------      ----------      ----------       ----------    -----------
      Total income (loss) from operations    $    0.653      $    0.965      $   (0.487)      $    1.409    $     1.058
                                             ----------      ----------      ----------       ----------    -----------
LESS DISTRIBUTIONS:
  From net investment income                 $   (0.553)     $   (0.570)     $   (0.556)      $   (0.553)   $    (0.568)
  In excess of net investment income               --            (0.005)         (0.077)          (0.106)        (0.100)
  In excess of net realized gain on
    investment transactions                        --               --           (0.040)            --             --
                                             ----------      ----------      ----------       ----------    -----------
      Total distributions                    $   (0.553)     $   (0.575)     $   (0.673)      $   (0.659)   $    (0.668)
                                             ----------      ----------      ----------       ----------    -----------
NET ASSET VALUE, end of year                 $    9.900      $    9.800      $    9.410       $   10.570    $     9.820
                                             ==========      ==========      ==========       ==========    ===========
TOTAL RETURN(3)                                   6.84%          10.60%         (4.82)%           14.90%         11.67%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
    (000 omitted)                            $2,101,632      $2,191,240      $2,171,901       $2,090,482    $1,491,904
  Ratio of net expenses to average net
    assets(1)(4)                                  1.55%        1.53%           1.51%            1.67%         1.79%
  Ratio of net expenses to average net
    assets after custodian fee reduction(1)       1.54%        1.52%            --               --             --
  Ratio of net investment income to
    average net assets                            5.62%        6.00%           5.54%            5.43%         5.88%

PORTFOLIO TURNOVER(2)                              --            --             --                10%           54%
(1)  Includes the Fund's share of National Municipals Portfolio's allocated expenses subsequent to February 1, 1993.
(2)  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(3)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(4)  The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the National Municipals
     Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before September 30, 1994 have not been adjusted to reflect this change.

                                       See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
EV Marathon National Municipals Fund (the Fund), is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end mangement investment company. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.4% at September 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1996, the Fund, for federal income tax purposes had a capital loss carryover of $93,534,883 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2003 ($8,244,733) and September 30, 2004 ($85,290,150). Additionally, at September 30, 1996, net capital losses of $5,556,597 attributable to security transactions incurred after October 31, 1995, are treated as arising on the first day of the Fund's next taxable year. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. OTHER -- Investment transactions are accounted for on a trade date basis.

F. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the statement of operations.

------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. During the year ended September 30, 1996, $5,598 was reclassified from undistributed net investment income and $2,195 was reclassified from accumulation net realized loss to paid in capital, due to permanent differences between book and tax accounting for certain distributions related to capital gains. Net investment income, net realized losses and net assets were not affected by this reclassification. Tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1997 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           YEAR ENDED        YEAR ENDED
                                         SEPTEMBER 30,     SEPTEMBER 30,
                                              1996              1995
                                        ---------------   ---------------
Sales                                      39,934,229        40,972,666
Issued to shareholders electing to
  receive payments of distributions in
  Fund shares                               4,686,466         5,227,091
Redemptions                               (55,965,893)      (53,270,905)
                                           ----------        ----------
    Net decrease                          (11,345,198)       (7,071,148)
                                          ===========        ==========

------------------------------------------------------------------------------
(4) TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Certain of the officers and Trustees of the Fund and Portfolio are officers and/or directors/trustees of the above organizations (Note 5).

------------------------------------------------------------------------------
(5) DISTRIBUTION PLAN
The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
(i) 5% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $16,282,007 to or payable to EVD for the year ended September 30, 1996, representing 0.75% (annualized) of daily average net assets. At September 30, 1996, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $37,025,400.

  In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Fund paid or accrued service fees to or payable to EVD for the year ended September 30, 1996 in the amount of $4,611,605. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

------------------------------------------------------------------------------
(6) CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first or second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $4,905,000 of CDSC paid by shareholders for the year ended September 30, 1996.

------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $415,154,875 and $662,218,434, respectively, for the year ended September 30, 1996.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statement of assets and liabilities of EV Marathon National Municipals Fund (one of the series constituting Eaton Vance Municipals Trust) as of September 30, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1996 and 1995 and the financial highlights for each of the years in the five-year period ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the EV Marathon National Municipals Fund series of Eaton Vance Municipals Trust at September 30, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                              DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
NOVEMBER 1, 1996

                      ------------------------------------
                         NATIONAL MUNICIPALS PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 1996

-------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 99.96%
-------------------------------------------------------------------------------
RATINGS (UNAUDITED)
-------------------
                     PRINCIPAL
           STANDARD  AMOUNT
MOODY'S   & POOR'S  (000 OMITTED SECURITY                     VALUE
-----------------------------------------------------------------------------
                                 ASSISTED LIVING FACILITIES - 5.7%
NR        NR           $  6,035  Arizona Health Facilities
                                   Authority, Mesa
                                   Project, 7.625%, 1/1/26       $    5,701,808
NR        NR             17,070  Bell County, Texas,
                                   Health Facilities, Care
                                   Institute Inc., 9%, 11/1/24       18,398,046
NR        NR              7,000  Chester County,
                                   Pennsylvania, IDB,
                                   Senior Life Choice of
                                   Paoli, L.P., 8.05%, 1/1/24         7,059,010
NR        NR              3,060  Chester County,
                                   Pennsylvania, Kimberton
                                   Project (AMT), 8.5%, 9/1/25        3,192,467
NR        NR             12,555  Dekalb Private Hospital,
                                   Georgia GF/Atlanta,
                                   8.5%, 3/1/25                      12,754,750
NR        NR              5,000  Delaware County,
                                   Pennsylvania, Glen
                                   Riddle Project (AMT),
                                   8.625%, 9/1/25                     5,264,050
NR        NR             18,740  Illinois Development
                                   Finance Authority, Care
                                   Institute Inc., 7.8%,
                                   6/1/25                            18,140,133
NR        NR             18,545  Louisiana HFA - HCC
                                   Assisted Living Group
                                   1, 9%, 3/1/25                     18,994,716
NR        NR             10,000  New Jersey EDA, Forsgate
                                   Project (AMT), 8.625%,
                                   6/1/25                             9,982,100
NR        NR              7,915  Roseville, Minnesota,
                                   Elder Care Facility,
                                   Care Institute Inc.,
                                   7.75%, 11/1/23                     7,969,139
NR        NR             12,430  St. Paul, Minnesota,
                                   Housing and
                                   Redevelopment, Care
                                   Institute, Inc.,
                                   Highland Park, 8.75%,
                                   11/1/24                           13,228,130
NR        NR              5,000  Village of North
                                   Syracuse, New York,
                                   Housing Authority, AJM
                                   Senior Housing, Inc.,
                                   Janus Park, 8%, 6/1/24             4,972,100
                                                                 --------------
                                                                 $  125,656,449
                                                                 --------------
                                 COGENERATION FACILITIES - 4.2%
NR        NR           $ 20,250  Maryland Energy, AES
                                   Warrior Run Project
                                   (AMT), 7.4%, 9/1/19           $   21,173,400
NR        BB+            21,650  New Jersey EDA, Vineland
                                   Cogeneration Limited
                                   Partnership Project
                                   (AMT), 7.875%, 6/1/19             23,393,258
NR        NR              2,300  Palm Beach County,
                                   Florida, Solid Waste
                                   IDR, Osceola Power
                                   Limited Partnership
                                   Project (AMT), 6.95%,
                                   1/1/22                             2,050,726
NR        NR              5,000  Pennsylvania EDA,
                                   Northampton Generating
                                   Project, Junior Liens
                                   (AMT), 6.95%, 1/1/21               4,871,950
NR        NR              7,000  Pennsylvania EDA,
                                   Northampton Generating
                                   Project, Junior Liens
                                   (AMT), 6.875%, 1/1/11              6,826,820
NR        NR             18,450  Pennsylvania EDA,
                                   Northampton Generating
                                   Project (AMT),
                                   6.6%, 1/1/19                      17,867,349
NR        NR              6,100  Pennsylvania EDA,
                                   Northampton Generating
                                   Project (AMT),
                                   6.5%, 1/1/13                       5,973,608
NR        NR             10,000  Pennsylvania EDA, Colver
                                   Project (AMT), 8.05%,
                                   12/1/15                           10,462,300
                                                                 --------------
                                                                 $   92,619,411
                                                                 --------------
                                 COLLEGES & UNIVERSITIES - 0.4%
NR        BBB-         $  3,300  Massachusetts Health and
                                   Educational Facilities,
                                   Nichols College,
                                   7%, 10/1/20                   $    3,464,340
NR        NR              4,360  New Hampshire Higher
                                   Educational and Health,
                                   Franklin Pierce Law
                                   Center, 7.5%, 7/1/22               4,463,201
                                                                 --------------
                                                                 $    7,927,541
                                                                 --------------
                                 ESCROWED - 12.2%
NR        AAA          $ 65,000  Bakersfield, California,
                                   Bakersfield Assisted
                                   Living Center, 0%, 4/15/21    $   12,039,950
NR        NR              2,200  Bexar County, Texas,
                                   Health Facilities, St.
                                   Luke's Lutheran, 7%, 5/1/21        2,527,492
NR        AAA           177,055  Colorado HFA, Retirement
                                   Housing, Liberty
                                   Heights Project,
                                   0%, 7/15/24                       25,743,797
NR        AAA            27,870  Colorado HFA, Retirement
                                   Housing, Liberty
                                   Heights Project,
                                   0%, 7/15/20                        5,348,532
Aaa       NR             29,600  Colorado HFA, Retirement
                                   Housing, Liberty
                                   Heights Project,
                                   0%, 7/15/22                        4,944,680
Aaa       NR            225,500  Dawson Ridge Metropolitan
                                   District No. 1, Douglas
                                   County, Colorado, 0%,
                                   10/1/22                           37,234,560
Ba1       AAA            10,000  Detroit, Michigan,
                                   Unlimited Tax, 8.7%, 4/1/10       11,463,800
Ba1       AAA             3,500  Detroit, Michigan,
                                   Unlimited Tax, Series
                                   1991, 8%, 4/1/11                   4,027,555
Ba1       NR              3,090  Montgomery County,
                                   Pennsylvania, United
                                   Hospitals, Inc.,
                                   7.5%, 11/1/13                      3,348,139
Ba1       NR              2,000  Montgomery County,
                                   Pennsylvania, United
                                   Hospitals, Inc.,
                                   7.5%, 11/1/14                      2,167,080
Ba1       NR              3,465  Montgomery County,
                                   Pennsylvania, United
                                   Hospitals, Inc.,
                                   7.5%, 11/1/15                      3,754,466
NR        NR              7,000  Florida, Mid-Bay Bridge
                                   Authority Revenue
                                   Bonds, 6.875%, 10/1/22             7,952,420
NR        AAA            30,360  Illinois Development
                                   Finance Authority,
                                   Regency Park at
                                   Lincolnwood, 0%, 7/15/25           4,005,698
NR        AAA           186,555  Illinois Development
                                   Finance Authority,
                                   Regency Park at
                                   Lincolnwood, 0%, 7/15/23          28,332,108
NR        AAA             4,000  Jackson County, Oklahoma,
                                   Jackson County Memorial
                                   Hospital, 9%, 8/1/15               4,245,240
NR        AAA            12,750  Louisiana Public
                                   Facilities Authority,
                                   Southern Baptist
                                   Hospitals, Inc.,
                                   8%, 5/15/12                       14,972,070
Aaa       NR            138,000  Mississippi Housing
                                   Finance Corporation,
                                   Single Family Mortgage,
                                   0%, 6/1/15                        46,205,160
Aaa       NR              6,130  North Salt Lake Municipal
                                   Building Authority,
                                   Davis County, Utah,
                                   8.625%, 12/1/17                    7,374,819
Baa       AAA             4,000  Philadelphia, Pennsylvania,
                                   Municipal Water Finance
                                   Authority, 7%, 8/1/18              4,407,120
NR        NR              3,465  Scottsdale, Arizona, IDA,
                                   Westminster Village,
                                   Inc., 10%, 6/1/07                  3,705,055
Aaa       AAA            19,165  Texas Turnpike Authority,
                                   Houston Ship Channel
                                   Bridge, 12.625%, 1/1/20           26,831,192
NR        NR              5,120  Vermont Educational and
                                   Health Buildings
                                   Financing Agency,
                                   Northwestern Medical
                                   Center Project, 9.75%,
                                   9/1/18                             5,720,730
Aaa       AAA             2,675  Washington Public Power
                                   Supply System, Nuclear
                                   Project No. 1,
                                   14.375%, 7/1/01                    3,384,169
                                                                 --------------
                                                                 $  269,735,832
                                                                 --------------
                                 HOSPITALS - 10.5%
NR        BBB          $  7,000  Arizona Health
                                   Facilities, Phoenix
                                   Memorial, 8.2%, 6/1/21        $    7,599,130
NR        NR              2,425  Berlin, Maryland,
                                   Atlantic General,
                                   8.375%, 6/1/22                     2,562,425
Baa       NR             10,180  Chaves County, New
                                   Mexico, Eastern New
                                   Mexico Medical Center,
                                   7.25%, 12/1/22                    10,573,864
NR        BBB+            8,405  Christian County,
                                   Kentucky, Jennie Stuart
                                   Medical Center,
                                   7.625%, 4/1/10                     8,647,989
Baa       BBB            32,000  Colorado Health
                                   Facilities, Rocky
                                   Mountain Adventist
                                   Healthcare, 6.625%, 2/1/22        32,352,640
NR        BBB-            3,000  Colorado Health
                                   Facilities, National
                                   Jewish Center For
                                   Immunology and
                                   Respiratory Medicine,
                                   6.875%, 2/15/12                    3,017,700
NR        BBB-            5,015  Colorado Health
                                   Facilities, National
                                   Jewish Center For
                                   Immunology and
                                   Respiratory Medicine,
                                   7.1%, 2/15/22                      5,018,109
Baa1      NR              4,000  Crossville, Tennessee,
                                   HEFA, Cumberland
                                   Medical Center,
                                   6.75%, 11/1/12                     4,090,280
Baa1      BBB             6,000  District of Columbia,
                                   Washington Hospital
                                   Center Issue-Medlantic
                                   Healthcare Group, Inc.,
                                   7.125%, 8/15/19                    6,221,340
NR        A-              5,000  Dubuque, Iowa, Finley
                                   Hospital Project,
                                   6.875%, 1/1/12                     5,322,050
NR        BBB-            5,545  Grove City Area Hospital
                                   Authority, Pennsylvania,
                                   United Community Hospital,
                                   8.125%, 7/1/12                     5,687,007
NR        BBB-            4,000  Hawaii Department of
                                   Budget and Finance,
                                   Special Purpose
                                   Mortgage Revenue,
                                   Wahiawa General
                                   Hospital, 7.5%, 7/1/12             4,149,640
NR        NR              4,620  Health Services Authority
                                   of Hazleton, Luzerne
                                   County, Pennsylvania,
                                   Hazleton-Saint Joseph
                                   Medical Center, 8.375%,
                                   7/1/12                             4,803,968
NR        NR              4,650  Illinois, Chicago
                                   Osteopathic Health
                                   Systems, 7.125%, 5/15/11           5,249,013
NR        NR              4,500  Illinois, Chicago
                                   Osteopathic Health
                                   Systems, 7.25%, 5/15/22            5,331,780
Baa1      NR              1,000  Illinois HFA, Holy Cross
                                   Hospital, 6.7%, 3/1/14             1,011,260
Baa1      NR              2,650  Illinois HFA, Holy Cross
                                   Hospital, 6.75%, 3/1/24            2,690,333
Baa       NR              4,500  Indiana Health Facility
                                   Financing Authority,
                                   Memorial Hospital and
                                   Health Care Center,
                                   7.4%, 3/1/22                       4,644,360
NR        BBB             8,250  Louisiana Public Finance
                                   Authority, General
                                   Health Systems Project,
                                   6.8%, 11/1/16                      8,316,908
Baa1      BBB+            3,750  Louisiana Public
                                   Facilities Authority,
                                   Woman's Hospital
                                   Foundation, 7.25%, 10/1/22         3,988,913
NR        BBB-            9,855  Lufkin Health Facilities
                                   Development Cooration, Memorial
                                   Health System of East Texas,
                                   6.875%, 2/15/26                   10,005,190
Baa       BBB-           10,000  Maricopa County, Arizona,
                                   Sun Health Corporation,
                                   8.125%, 4/1/12                    10,954,300
Baa       NR              2,000  Marshall County, Alabama,
                                   Guntersville-Arab
                                   Medical Center,
                                   7%, 10/1/09                        2,066,180
Baa       NR              2,000  Marshall County, Alabama,
                                   Guntersville-Arab
                                   Medical Center,
                                   7%, 10/1/13                        2,055,420
Baa       BB              3,900  Massachusetts Health and
                                   Education Facilities
                                   Authority, Milford-
                                   Whitinsville Hospital,
                                   7.75%, 7/15/17                     4,063,098
NR        BBB             6,000  Midland County Hospital
                                   District, Memorial
                                   Hospital and Medical
                                   Center, 0%, 6/1/07                 3,121,260
NR        BBB             6,500  Midland County Hospital
                                   District, Memorial
                                   Hospital and Medical
                                   Center, 0%, 6/1/11                 2,493,205
Ba        NR              5,000  Mississippi Hospital
                                   Equipment and
                                   Facilities Authority,
                                   Magnolia Hospital,
                                   7.375%, 10/1/21                    5,069,350
A         BBB+           10,000  Philadelphia,
                                   Pennsylvania, Albert
                                   Einstein Medical
                                   Center, 7%, 10/1/21               10,550,400
Baa1      BBB+            9,000  Philadelphia,
                                   Pennsylvania, Graduate
                                   Health System Obligated
                                   Group, 6.625%, 7/1/21              8,748,450
Baa       NR              5,000  Prince George's County,
                                   Maryland, Greater
                                   Southeast Healthcare
                                   System, 6.375% 1/1/23              4,700,250
Baa1      BBB+           10,000  Randolph County Building
                                   Commission, West
                                   Virginia, Davis
                                   Memorial Hospital,
                                   7.65%, 11/1/21                    10,685,600
NR        BB+             8,000  Scranton-Lackawanna
                                   Health and Welfare
                                   Authority, Pennsylvania
                                   Moses Taylor Hospital,
                                   8.25%, 7/1/09                      8,513,440
NR        BB+             4,500  Scranton-Lackawanna
                                   Health and Welfare
                                   Authority, Pennsylvania,
                                   Moses Taylor Hospital,
                                   8.5%, 7/1/20                       4,814,775
Baa       BBB             8,000  South Dakota HEFA,
                                   Prairie Lakes Health
                                   Care System Issue,
                                   7.25%, 4/1/22                      8,372,880
NR        NR              4,900  Winslow, Arizona, IDA,
                                   Winslow Memorial
                                   Hospital, 9.5%, 6/1/22             5,391,127
                                                                 --------------
                                                                 $  232,883,634
                                                                 --------------
                                 HOTELS - 0.4%
NR        NR           $  1,929  Illinois Development
                                   Finance Authority,
                                   Comfort Inn - O'Hare,
                                   10%, 5/1/16                   $    2,082,860
NR        NR              1,046  Illinois Development
                                   Finance Authority,
                                   Comfort Inn - O'Hare,
                                   2.5%, 5/1/16                         587,464
NR        NR              1,025  Kirksville, Missouri,
                                   IDA, Holiday Inn,
                                   10.5%, 7/1/03 (4)                    563,750
NR        NR              3,615  Kirksville, Missouri,
                                   IDA, Holiday Inn, 11%,
                                   7/1/16 (4)                         1,988,250
NR        NR              4,205  Niagara County, New York,
                                   IDA, Wintergarden Inn
                                   Associates,
                                   9.75%, 6/1/11 (4)                  2,312,750
NR        NR              1,775  Orange Beach, Alabama,
                                   Romar Hotels, Inc.,
                                   10.5%, 4/1/16                      1,823,937
                                                                 --------------
                                                                 $    9,359,011
                                                                 --------------
                                 HOUSING - 2.7%
Aa        AA-          $  9,700  California Housing
                                   Finance Agency (AMT),
                                   Residual Interest
                                   Bonds, Variable Rate,
                                   8/1/23(1)                     $   10,160,750
Aa        NR              5,000  Colorado Housing and
                                   Finance Authority,
                                   Single Family Program
                                   1996 Series C, 7.55%,
                                   11/1/27                            5,462,500
NR        NR              9,500  Lake Creek Affordable
                                   Housing Corporation,
                                   Multifamily Housing,
                                   8%, 12/1/23                        9,791,175
NR        NR              8,000  Los Angeles County
                                   Housing Authority,
                                   California, Multifamily
                                   Housing, Corporate Fund
                                   for Housing Projects,
                                   10.5%, 12/1/29                     8,178,720
NR        NR              1,300  Lucas County, Ohio, EDA,
                                   County Creek Project
                                   (AMT), 8%, 7/1/26                  1,235,052
NR        BBB+            2,000  Massachusetts Housing
                                   Finance Authority,
                                   Multifamily, Harbor
                                   Point Revenue (AMT),
                                   8%, 12/1/15                        2,053,720
NR        NR              3,305  Minneapolis Community
                                   Development, Multifamily,
                                   Lindsay Brothers,
                                   9.5%, 12/1/07                      3,493,749
NR        NR              2,185  Minneapolis Community
                                   Development, Multifamily,
                                   Lindsay Brothers,
                                   1.5%, 12/1/07                      1,139,630
NR        NR              4,740  North Little Rock,
                                   Arkansas, Residential
                                   Housing Facilities,
                                   Parkstone Place,
                                   9.75%, 8/1/21                      4,955,433
NR        NR              4,000  North Miami, Florida,
                                   Health Care Facilities,
                                   The Imperial Club,
                                   10%, 1/1/13                        3,773,440
NR        NR              8,840  North Miami, Florida,
                                   Health Care Facilities,
                                   The Imperial Club,
                                   9.25%, 1/1/13                      9,622,694
                                                                 --------------
                                                                 $   59,866,863
                                                                 --------------
                                 INDUSTRIAL DEVELOPMENT
                                   REVENUE - 8.5%
NR        NR           $  7,500  Austin-Bergstrom
                                   International Airport
                                   Development
                                   Corporation, Texas,
                                   Austin Cargoport
                                   Development L.L.C.
                                   Project (AMT), 8.3%,
                                   10/1/21                       $    7,499,925
Baa2      NR              3,000  Camden, Alabama, IDB,
                                   MacMillan Bloedel
                                   Project, 7.75%, 5/1/09             3,226,170
NR        NR              2,000  Camden County, New
                                   Jersey, Holt Hauling
                                   and Warehousing System,
                                   Inc. Project (AMT),
                                   9.875%, 1/1/21                     2,021,200
NR        NR              4,140  College Park, Georgia,
                                   Airport Parking
                                   Venture, 10%, 5/15/16              3,726,000
Baa1      BBB            24,000  Courtland, Alabama, IDB,
                                   Champion International
                                   Corporation (AMT), 7%,
                                   6/1/22                            25,169,040
NR        NR              8,040  East Chicago, Indiana,
                                   PCR, Inland Steel
                                   Company Project #9
                                   (AMT), 10%, 11/1/11                8,313,280
Ba3       BB              3,145  East Chicago, Indiana,
                                   PCR, Inland Steel
                                   Company Project (AMT),
                                   6.8%, 6/1/13                       3,173,462
Baa1      BBB            21,480  Gulf Coast Waste
                                   Disposal, Texas,
                                   Champion International
                                   Corporation (AMT),
                                   6.875%, 12/1/28                   22,277,982
NR        NR              5,928  Gwinnett County, Georgia,
                                   IDR, Plastics/
                                   Packaging, Inc. (AMT),
                                   10.75%, 5/1/13                     3,556,542
NR        NR              1,595  Kansas City, Missouri,
                                   IDA, AFCO CARGO MCI
                                   Limited Partnership
                                   Project (AMT), 8.5% 1/1/17         1,738,391
NR        NR              6,500  Kimball, Nebraska, EDA,
                                   Clean Harbors, Inc.
                                   Project (AMT),
                                   10.75%, 9/1/26                     6,533,280
Baa1      BBB            10,000  Maine Finance Authority,
                                   Great Northern Paper,
                                   Inc., Project - Bowater
                                   Incorporated (AMT),
                                   7.75%, 10/1/22                    10,892,600
NR        BB+             5,000  Maine Solid Waste
                                   Disposal, Boise Cascade
                                   Corporation (AMT),
                                   7.9%, 6/1/15                       5,420,450
NR        NR              1,700  Massachusetts Industrial
                                   Finance Agency, IDR,
                                   Boston Beer Company
                                   (AMT), 11.5%, 7/15/07              1,834,147
Baa1      BBB             5,000  McMinn County, Tennessee,
                                   IDB, Calhoun Newsprint
                                   Company Project -
                                   Bowater Incorporated
                                   (AMT), 7.4%, 12/1/22               5,371,400
NR        NR             10,000  Michigan Strategic, S.D.
                                   Warren Co., Series 87A
                                   (AMT), 7.375%, 1/15/22            10,253,400
NR        NR             15,000  Michigan Strategic, S.D.
                                   Warren Co., Series 87B
                                   (AMT), 7.375%, 1/15/22            15,380,100
NR        NR              4,200  Middleboro, Massachusetts,
                                   IDR, Read Corporation,
                                   9.5%, 10/1/10                      4,196,682
NR        NR              4,000  New Jersey, EDA, Holt
                                   Hauling and Warehousing
                                   System, Inc. Project,
                                   10.25%, 9/15/24                    4,178,240
NR        NR              1,000  State of Ohio Solid
                                   Waste, Republic
                                   Engineered Steel, Inc.
                                   Project (AMT), 9%, 6/1/21          1,045,370
Baa2      BBB-            7,500  Pennsylvania, EDA,
                                   MacMillan Bloedel
                                   Project (AMT), 7.6%,
                                   12/1/20                            8,304,750
Baa1      BBB+           10,000  Pennsylvania, EDA, Sun
                                   Company, Inc. (R&M)
                                   (AMT), 7.6%, 12/1/24              11,129,100
Baa3      BBB-           12,000  Port of Corpus Christi,
                                   Texas, Valero Refining
                                   & Marketing Company,
                                   10.25%, 6/1/17                    12,766,680
B1        B               2,000  Riverdale Village,
                                   Illinois, IDA, ACME
                                   Metals, Inc. Project
                                   (AMT), 7.95%, 4/1/25               2,017,220
B1        B               2,585  Riverdale Village,
                                   Illinois, IDA, ACME
                                   Metals, Inc. Project
                                   (AMT),7.90%, 4/1/24                2,599,708
NR        NR              2,605  Savannah, Georgia, IDR,
                                   Intercat - Savannah,
                                   Inc. (AMT), 9.75%, 7/1/10          2,782,244
NR        NR              4,000  Savannah, Georgia, IDR,
                                   Intercat - Savannah,
                                   Inc. (AMT), 9%, 1/1/15             4,234,240
                                                                 --------------
                                                                 $  189,641,603
                                                                 --------------
                                 INSURED GENERAL
                                   OBLIGATIONS - 1.1%
Aaa       AAA          $ 10,000  California General
                                   Obligation, (FSA),
                                   4.75%, 9/1/18                 $    8,678,300
Aaa       AAA            19,500  California General
                                   Obligation, (FGIC),
                                   4.75%, 9/1/23                     16,691,025
                                                                 --------------
                                                                 $   25,369,325
                                                                 --------------
                                 INSURED HOSPITALS - 0.9%
Aaa       AAA          $ 10,000  Louisville, Kentucky,
                                   Alliant Health System,
                                   Inc., (MBIA), Variable
                                   Rate, 10/1/14 (1)             $   11,250,000
Aaa       AAA             7,000  Montgomery County,
                                   Pennsylvania, Abington
                                   Memorial Hospital,
                                   (AMBAC), Variable Rate,
                                   6/1/11 (1)                         7,854,770
                                                                 --------------
                                                                 $   19,104,770
                                                                 --------------
                                 INSURED HOUSING - 0.4%
Aaa       AAA          $  7,525  SCA Multifamily Mortgage,
                                   IDB, Hamilton County,
                                   Tennessee (AMT), (FSA),
                                   7.35%, 1/1/30                 $    8,101,415
                                                                 --------------

                                 INSURED INDUSTRIAL
                                   DEVELOPMENT REVENUE - 0.5%
Aaa       AAA          $ 11,950  Chicago, Illinois, The
                                   Peoples Gas Light and
                                   Coke Company (AMT),
                                   (AMBAC), Residual
                                   Interest Bonds,
                                   Variable Rate, 12/1/23 (1)    $   11,083,625
                                                                 --------------

                                 INSURED SPECIAL TAX
                                   REVENUE - 5.7%
Aaa       AAA          $ 20,000  Los Angeles County,
                                   California,
                                   Metropolitan
                                   Transportation,
                                   (AMBAC), 4.75%, 7/1/18        $   17,388,000
Aaa       AAA            92,995  Metropolitan Pier and
                                   Exposition Authority,
                                   Illinois, McCormick
                                   Place Expansion
                                   Project, (MBIA), 0%, 6/15/28      13,848,815
Aaa       AAA            92,995  Metropolitan Pier and
                                   Exposition Authority,
                                   Illinois, McCormick
                                   Place Expansion
                                   Project, (FGIC), 0%, 6/15/29      13,041,618
Aaa       AAA             9,800  Metropolitan Pier and
                                   Exposition Authority,
                                   Illinois, McCormick
                                   Place Expansion
                                   Project, Residual
                                   Interest Bonds, (MBIA),
                                   Variable Rate,
                                   6/15/27 (1)                        9,873,500
Aaa       AAA             3,415  New Orleans Regional
                                   Transit Authority,
                                   Louisiana, Sales Tax,
                                   (FGIC), 0%, 12/1/12                1,352,716
Aaa       AAA            10,935  New Orleans Regional
                                   Transit Authority,
                                   Louisiana, Sales Tax,
                                   (FGIC), 0%, 12/1/15                3,547,205
Aaa       AAA            10,000  New Orleans Regional
                                   Transit Authority,
                                   Louisiana, Sales Tax,
                                   (FGIC), 0%, 12/1/21                2,208,700
Aaa       AAA            10,655  Rancho Mirage,
                                   California, Water
                                   District Financing,
                                   (AMBAC), 4.75%, 8/15/21            9,196,863
Aaa       AAA            13,350  Rancho Mirage,
                                   California, Whitewater
                                   Redevelopment Project,
                                   (MBIA), 5%, 4/1/24                12,068,534
Aaa       AAA            40,000  South Orange, California,
                                   Public Financing,
                                   Foothill Area, (FGIC),
                                   5.5%, 8/15/15                     37,842,400
Aaa       AAA             7,000  Utah Municipal Finance
                                   Corporation, Local
                                   Government Revenue,
                                   (FSA), 0%, 3/1/10                  3,266,970
Aaa       AAA             6,000  Utah Municipal Finance
                                   Corporation, Local
                                   Government Revenue,
                                   (FSA), 0%, 3/1/11                  2,627,220
                                                                 --------------
                                                                 $  126,262,541
                                                                 --------------
                                 INSURED TRANSPORTATION - 2.0%
Aaa       AAA          $ 14,400  Metropolitan Washington
                                   Airports Authority,
                                   Residual Interest
                                   Bonds, (MBIA), Variable
                                   Rate, 10/1/21 (1)             $   14,022,000
Aaa       AAA            18,200  Mobile, Alabama, Airport
                                   Authority, (MBIA),
                                   6.375%, 10/1/14                   19,312,202
Aaa       AAA            10,000  Triborough Bridge and
                                   Tunnel Authority,
                                   (MBIA), Variable Rate,
                                   1/1/19 (1)                        10,142,500
                                                                 --------------
                                                                 $   43,476,702
                                                                 --------------
                                 INSURED UTILITY REVENUE
                                  BONDS - 5.5%
Aaa       AAA          $ 10,000  Intermountain Power
                                   Agency, Utah, (MBIA),
                                   6%, 7/1/16                    $   10,240,500
Aaa       AAA            32,000  Intermountain Power
                                   Agency, Utah, (MBIA),
                                   5.75%, 7/1/19 (2)                 30,610,240
Aaa       AAA            16,500  Sacramento, California,
                                   Municipal Utility
                                   District, (MBIA),
                                   Variable Rate, 11/15/15 (1)       15,345,000
Aaa       AAA            21,000  Sacramento, California,
                                   Municipal Utility
                                   District, (MBIA),
                                   4.75%, 9/1/21                     18,074,910
Aaa       AAA             7,500  South Carolina Public
                                   Services, Forwards,
                                   Series 96A, (MBIA),
                                   5.75%, 1/1/22                      7,459,650
Aaa       AAA            15,350  South Carolina Public
                                   Services, Residual
                                   Interest Bonds, (FGIC),
                                   Variable Rate, 1/1/25 (1)         11,704,375
Aaa       AAA            29,450  Washington Public Power
                                   Supply System, Nuclear
                                   Project No. 2, (MBIA),
                                   4.8%, 7/1/04                      28,627,167
                                                                 --------------
                                                                 $  122,061,842
                                                                 --------------
                                 INSURED WATER & SEWER - 1.2%
Aaa       AAA          $ 10,000  Detroit, Michigan, Sewer
                                   Revenue, (FGIC),
                                   Variable Rate, 7/1/23 (1)     $    9,225,000
Aaa       AAA             7,150  Harrisburg, Pennsylvania,
                                   Water Revenue Bonds,
                                   Residual Interest
                                   Bonds, (FGIC), Variable
                                   Rate, 8/11/16 (1)                  6,104,313
Aaa       AAA            10,000  New York City Municipal
                                   Water Finance Authority,
                                   (FSA), Variable Rate,
                                   6/15/21 (1)                       10,387,500
                                                                 --------------
                                                                 $   25,716,813
                                                                 --------------
                                 LEASE/CERTIFICATE OF
                                   PARTICIPATION - 1.1%
A         A            $ 16,500  Indiana Transportation
                                   Finance, Airport
                                   Facilities, 6.25%, 11/1/16    $   16,707,405
NR        A-              3,500  Plymouth County,
                                   Massachusetts, COP,
                                   Plymouth County
                                   Correctional Facility,
                                   7%, 4/1/22                         3,836,245
NR        NR              2,500  St. Louis, Missouri,
                                   Convention and Sports
                                   Facility, 7.9%, 8/15/21            2,749,100
                                                                 --------------
                                                                 $   23,292,750
                                                                 --------------
                                 LIFE CARE - 6.2%
NR        NR           $  8,616  Albuquerque, New Mexico,
                                   First Mortgage IDR, La
                                   Vida Llena Retirement
                                   Center, 8.625%, 2/1/20        $    9,151,829
NR        NR              7,000  Albuquerque, New Mexico,
                                   First Mortgage IDR, La
                                   Vida Llena
                                   Retirement Center,
                                   8.85%, 2/1/23                      7,491,540
NR        NR              5,744  Albuquerque, New Mexico,
                                   First Mortgage IDR, La
                                   Vida Llena
                                   Retirement Center
                                   2.25%, 2/1/23                      1,976,912
NR        NR             10,000  Atlantic Beach, Florida,
                                   Fixed Rate Improvement,
                                   Fleet Landing Project,
                                   8%, 10/1/24                       10,362,200
NR        NR              4,215  Florence, Kentucky,
                                   Housing Facilities,
                                   Bluegrass RHF Housing,
                                   Inc., 9.5%, 7/1/17                 4,288,215
NR        NR              6,595  Fulton County Residential
                                   Care Facilities for the
                                   Elderly Authority,
                                   Georgia, Lenbrook
                                   Square Foundation,
                                   Inc., 9.75%, 1/1/17                6,777,286
NR        NR              4,300  Kansas City, Missouri,
                                   IDA, Kingswood United
                                   Methodist Manor,
                                   9%, 11/15/13                       4,656,857
NR        NR              2,100  Loudon County, Virginia,
                                   IDA, Residential Care,
                                   Falcons Landing,
                                   9.25%, 11/1/04                     2,258,109
NR        NR             20,400  Loudon County, Virginia,
                                   IDA, Residential Care,
                                   Falcons Landing,
                                   8.75%, 11/1/24                    20,700,492
NR        NR              1,950  New Hampshire Higher
                                   Educational & Health
                                   Facilities, Riverwoods
                                   at Exeter, 8%, 3/1/01              1,998,302
NR        NR             10,000  New Hampshire Higher
                                   Educational & Health
                                   Facilities, Riverwoods
                                   at Exeter, 9%, 3/1/23             10,842,300
NR        NR              3,500  New Jersey EDA, Cadbury
                                   Corporation-1991
                                   Project, 7.5%, 7/1/21              3,511,585
NR        NR             20,000  New Jersey EDA, Keswick
                                   Pines Project, 8.75%,
                                   1/1/24                            21,045,400
NR        NR              5,800  Ridgeland, Mississippi,
                                   Urban Renewal, The
                                   Orchard Project Series
                                   1993A, 7.75%, 12/1/15              5,868,034
NR        NR             13,955  St. Tammany Public
                                   Finance, Christwood
                                   Project, 9%, 11/15/25             14,800,393
NR        NR              7,500  Vermont IDA, Wake Robin
                                   Corporation, 8.75%, 4/1/23         8,125,800
NR        NR              4,500  Vermont IDA, Wake Robin
                                   Corporation, 8.75%, 3/1/23         4,812,885
                                                                 --------------
                                                                 $  138,668,139
                                                                 --------------
                                 MISCELLANEOUS - 2.5%
NR        NR           $  6,530  American Samoa Economic
                                   Development, Executive
                                   Office Building,
                                   10.125%, 9/1/08               $    7,171,638
NR        NR              1,465  Atlanta, Georgia,
                                   Downtown Development
                                   Authority, Central
                                   Atlanta Hospitality
                                   Childcare, Inc., 8%, 1/1/26        1,401,214
NR        A-              6,500  Los Angeles Regional
                                   Airports Improvement
                                   Corporation, LAXFuel
                                   (AMT), 6.5%, 1/1/32                6,570,395
NR        NR              4,710  Mille Lacs Capital
                                   Improvements, Mille
                                   Lacs Band of Chippewa
                                   Indians, 9.25%, 11/1/12            5,278,544
NR        NR             22,500  New Jersey, Sports &
                                   Exhibition Authority,
                                   Monmouth Park Project,
                                   8%, 1/1/25                        24,453,000
NR        NR             10,200  Orange County Community
                                   Activity Center Revenue
                                   Bonds, 8%, 3/1/24                 10,459,080
                                                                 --------------
                                                                 $   55,333,871
                                                                 --------------
                                 NURSING HOME - 7.7%
NR        NR           $ 13,550  Bell County, Texas,
                                   Riverside Healthcare,
                                   Inc.- Normandy Terrace,
                                   9%, 4/1/23                    $   14,739,961
NR        NR              4,910  Collier County, Florida,
                                   IDA, Retirement Rental,
                                   Beverly Enterprises -
                                   Florida, Inc., 10.75%,
                                   3/1/03                             5,560,722
NR        NR              5,000  Delaware County,
                                   Pensylvania, Mainline -
                                   Haverford Nursing and
                                   Rehabilitation Centers,
                                   9%, 8/1/22                         5,496,100
NR        NR              5,460  Hillsborough County,
                                   Florida, IDA, Center
                                   for Independent Living,
                                   Tampa Projects,
                                   11%, 3/1/19 (5)                    4,914,000
NR        NR              4,650  Hillsborough County,
                                   Florida, IDA, Center
                                   for Independent Living,
                                   Tampa Projects, 10.25%,
                                   3/1/09 (5)                         4,185,000
Baa1      NR             10,000  Indianapolis, Indiana,
                                   National Benevolent
                                   Association - Robin Run
                                   Village, 7.625%, 10/1/22          10,741,200
NR        NR              3,665  Lackawanna County,
                                   Pennsylvania, IDA,
                                   Edella Street
                                   Associates,
                                   8.875%, 9/1/14                     3,962,708
NR        NR              3,270  Luzerne County,
                                   Pennsylvania, IDA,
                                   River Street
                                   Associates,
                                   8.75%, 6/15/07                     3,512,405
NR        NR              6,250  Massachusetts HEFA,
                                   Fairview Extended Care
                                   Services, Inc.,
                                   10.125%, 1/1/11                    7,073,000
NR        NR             13,250  Massachusetts IFA, AGE
                                   Institute of
                                   Massachusetts Project,
                                   8.05%, 11/1/25                    13,290,015
NR        NR             11,790  Mississippi Finance
                                   Corp., Magnolia
                                   Healthcare, 7.99%, 7/1/25         11,656,773
NR        NR              6,750  Missouri HEFA, Bethesda
                                   Health Group of St.
                                   Louis, Inc.,
                                   6.625%, 8/15/05                    6,702,480
NR        NR             14,000  Missouri HEFA, Bethesda
                                   Health Group of St.
                                   Louis, Inc., 7.5%, 8/15/12        14,261,520
NR        NR             12,500  Montgomery County,
                                   Pennsylvania, IDA,
                                   Advancement of Geriatric
                                   Health Care Institute,
                                   8.375%, 7/1/23                    13,077,125
NR        NR              5,000  New Jersey EDA, Claremont
                                   Health System, Inc.,
                                   9.1%, 9/1/22                       5,297,100
NR        NR              5,915  New Jersey EDA, Victoria
                                   Health Corporation,
                                   7.75%, 1/1/24                      6,002,838
NR        NR              3,110  Okaloosa County, Florida,
                                   Beverly Enterprises-
                                   Florida, Inc.,
                                   10.75%, 10/1/03                    3,307,889
NR        NR              3,500  Philadelphia, Pennsylvania,
                                   The Philadelphia Protestant
                                   Home Project, 8.625%, 7/1/21       3,642,940
Baa1      BBB             4,630  Racine County, Wisconsin,
                                   Health Center, 8.125%, 8/1/21      4,764,409
NR        NR              5,000  Rhode Island Health and
                                   Education Building,
                                   Steere House,
                                   8.25%, 7/1/15                      5,271,600
NR        NR              5,000  Sussex County, Delaware,
                                   Delaware Health
                                   Corporation, 7.6%, 1/1/24          4,967,250
NR        NR              5,000  Sussex County, Delaware,
                                   Delaware Health
                                   Corporation, 7.5%, 1/1/14          4,972,400
NR        NR              4,500  Tarrant County Health
                                   Facilities, Texas, 3927
                                   Foundation, Inc.,
                                   10.25%, 9/1/19                     4,681,575
NR        NR              6,000  Westmoreland County,
                                   Pennsylvania, IDA,
                                   Highland Health System,
                                   Inc., 9.25%, 6/1/22                6,364,920
NR        NR              3,555  Wood County, West
                                   Virginia, West Virginia
                                   Rehabilitation Services,
                                   Inc. (AMT), 9.5%, 12/1/15          3,678,821
                                                                 --------------
                                                                 $  172,124,751
                                                                 --------------
                                 SOLID WASTE - 2.1%
Baa2      BBB+         $  6,050  Carbon County, Utah,
                                   Laidlaw (AMT), 7.5%, 2/1/10   $    6,650,886
Ba        NR              2,500  Mercer County, New
                                   Jersey, Improvement
                                   Authority (AMT), 0%, 4/1/14          672,275
Ba        NR              5,000  Mercer County, New
                                   Jersey, Improvement
                                   Authority (AMT), 0%, 4/1/15        1,247,300
Ba        NR             10,690  Mercer County, New
                                   Jersey, Improvement
                                   Authority (AMT), 0%, 4/1/16        2,473,880
NR        NR             35,000  Robbins, Cook County,
                                   Illinois, Robbins
                                   Resource Recovery
                                   Partners, L.P., 9.25%,
                                   10/15/16                          35,525,000
                                                                 --------------
                                                                 $   46,569,341
                                                                 --------------
                                 SPECIAL ASSESSMENT - 0.9%
A         BBB          $  8,000  Hoffman Estates,
                                   Illinois, Economic
                                   Development Project
                                   Area, 0%, 5/15/05             $    4,914,400
A         BBB            11,000  Hoffman Estates,
                                   Illinois, Economic
                                   Development Project
                                   Area, 0%, 5/15/06                  6,326,760
A         BBB            17,460  Hoffman Estates,
                                   Illinois, Economic
                                   Development Project
                                   Area, 0%, 5/15/07                  9,384,051
                                                                 --------------
                                                                 $   20,625,211
                                                                 --------------
                                 TAX ALLOCATION - 0.2%
Baa       BBB          $  3,815  Inglewood, California
                                   Public Financing
                                   Authority, In-Town,
                                   Manchester-Prairie and
                                   North Inglewood
                                   Industrial Park
                                   Redevelopment Projects-
                                   Redevelopment Loans,
                                   7%, 5/1/22                    $    4,043,327
                                                                 --------------

                                 TRANSPORTATION - 15.6%
Baa2      BB+          $ 28,000  Chicago, Illinois, O'Hare
                                   International, American
                                   Airlines (AMT),
                                   7.875%, 11/1/25               $   30,143,120
Baa2      BB+            20,275  Chicago, Illinois, O'Hare
                                   International, American
                                   Airlines, 8.2%, 12/1/24           23,563,402
Baa2      BB+            41,000  Dallas-Fort Worth, Texas,
                                   International Airport
                                   Facility, American
                                   Airlines (AMT), 7.25%,
                                   11/1/30                           43,667,460
Baa       BBB             8,000  Denver, Colorado, Airport
                                   System Revenue (AMT),
                                   7%, 11/15/25                       8,293,840
Baa       BBB             7,800  Denver, Colorado, Airport
                                   System Revenue (AMT),
                                   8%, 11/15/17                       8,247,096
Baa       BBB             5,725  Denver, Colorado, Airport
                                   System Revenue (AMT),
                                   7.5%, 11/15/23                     6,263,265
Baa3      BB             95,500  Denver, Colorado, United
                                   Airlines (AMT), 6.875%,
                                   10/1/32 (3)                       97,883,680
A         A               5,000  Hawaii Airport System
                                   (AMT), 7%, 7/1/18                  5,350,800
NR        NR              2,100  Los Angeles International
                                   Airport, Continental
                                   Airlines (AMT),
                                   9%, 8/1/08                         2,257,059
NR        NR              4,425  Los Angeles International
                                   Airport, Continental
                                   Airlines (AMT),
                                   9%, 8/1/17                         4,671,650
NR        BBB             2,150  New York State Thruway
                                   Authority, Cross-
                                   Westchester Expressway,
                                   0%, 1/1/03                         1,509,042
NR        BBB             2,940  New York State Thruway
                                   Authority, Cross-
                                   Westchester Expressway,
                                   0%, 1/1/04                         1,953,013
NR        BBB             2,905  New York State Thruway
                                   Authority, Cross-
                                   Westchester Expressway,
                                   0%, 1/1/06                         1,693,208
A1        AA             15,000  Port Authority of New
                                   York and New Jersey
                                   (AMT), Variable Rate,
                                   1/15/27 (1)                       15,519,600
A1        AA              5,000  Port of Seattle,
                                   Washington (AMT), 6%,
                                   12/1/14                            5,000,400
NR        NR             35,100  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/17                         9,684,792
NR        NR             54,400  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/18                        14,085,247
NR        NR             20,000  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/19                         4,838,600
NR        NR             46,210  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/20                        10,465,178
NR        NR             72,685  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/21                        15,442,655
NR        NR             29,225  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/22                         5,824,835
NR        NR             45,045  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/23                         8,358,550
NR        NR            108,260  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/24                        18,840,488
NR        NR             15,000  San Joaquin Hills,
                                   California, Toll Roads,
                                   0%, 1/1/25                         2,370,300
                                                                 --------------
                                                                 $  345,927,280
                                                                 --------------
                                 UTILITY REVENUE BONDS - 1.3%
Baa2      BBB+         $ 10,000  Brazos River Authority,
                                   Texas, PCR, Texas
                                   Utilities Electric
                                   Company, 9.25%, 3/1/18        $   10,763,300
Aa        A+              5,000  Intermountain Power
                                   Agency, Utah, Variable
                                   Rate, 7/1/11 (1)                   4,656,250
Aa        AA-            10,000  Los Angeles, California,
                                   Department of Water &
                                   Power, 5%, 10/15/33                8,644,600
NR        NR              5,000  West Feliciana,
                                   Louisiana, PCR,Gulf
                                   States Utilities
                                   Company Project (AMT),
                                   9%, 5/1/15                         5,585,850
                                                                 --------------
                                                                 $   29,650,000
                                                                 --------------
                                 WATER & SEWER - 0.5%
A         A-           $ 10,000  New York City Municipal
                                   Water Finance
                                   Authority, 6.25%, 6/15/21     $   10,159,400
                                                                 --------------
                                 TOTAL TAX-EXEMPT
                                   INVESTMENTS
                                   (identified cost,
                                   $2,052,805,053)               $2,215,261,447
                                                                 --------------
------------------------------------------------------------------------------
                             TAXABLE INVESTMENTS
------------------------------------------------------------------------------
RATINGS (UNAUDITED)
-------------------
                    PRINCIPAL
          STANDARD  AMOUNT
MOODY'S   & POOR'S  (000 OMITTED) SECURITY                      VALUE
------------------------------------------------------------------------------
                                 TAXABLE INVESTMENT - 0.04%
NR        NR           $    800  Ridgeland, Mississippi,
                                   Urban Renewal, The
                                   Orchard Limited Project,
                                   Series 1993B, 9%, 12/1/00
                                   (identified cost, $800,000)   $      806,400
                                                                 --------------
                                 TOTAL INVESTMENTS
                                   (identified cost,
                                   $2,053,605,053)               $2,216,067,847
                                                                 ==============
(1) The above designated security has been issued as an inverse floater bond.
(2) When-issued security.
(3) Security has been segregated to cover margin requirements on open financial futures contracts.
(4) Non-income producing security.
(5) The Portfolio is accruing only partial interest on this security.

At September 30, 1996, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:
                California -- 12.7%
                Colorado -- 11.3%
                Illinois -- 10.5%
                Others, representing less than 10%
                individually -- 65.5%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 17.3% of the securities in the portfolio of investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage by financial institution ranges from 1.5% to 9.1% of total investments.

Note: The classification of securities by industry sector set forth above is unaudited.

                      See notes to financial statements

                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              September 30, 1996
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $2,053,605,053)                                           $2,216,067,847
  Cash                                                                   169
  Receivable for daily variation margin on open financial
    futures contracts (Note 1E)                                      562,500
  Receivable for investments sold                                    195,000
  Interest receivable                                             40,701,405
  Deferred organization expenses (Note 1D)                            27,075
                                                              --------------
      Total assets                                            $2,257,553,996
LIABILITIES:
  Payable for investments purchased              $ 5,471,938
  Payable for when issued securities (Note 1G)    30,400,000
  Demand note payable                              9,087,000
  Payable to affiliate --
    Trustees' fees                                     7,383
  Accrued expenses                                   109,673
                                                 -----------
      Total liabilities                                           45,075,994
                                                              --------------
NET ASSETS applicable to investors' interest in Portfolio     $2,212,478,002
                                                              ==============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                               $2,055,738,521
  Unrealized appreciation of investments and
    financial futures contracts (computed on
    the basis of identified cost)                                156,739,481
                                                              --------------
      Total                                                   $2,212,478,002
                                                              ==============

                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                    For the Year Ended September 30, 1996
------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
  Interest income                                                                      $161,799,128
  Expenses --
    Investment adviser fee (Note 2)                                 $  9,942,568
    Compensation of Trustees not members of the Investment
      Adviser's organization (Note 2)                                     29,186
    Custodian fee (Note 1J)                                              394,918
    Interest expense (Note 5)                                            618,203
    Legal and accounting services                                        124,079
    Amortization of organization expenses (Note 1D)                       19,566
    Miscellaneous                                                         73,434
                                                                    ------------
        Total expenses                                              $ 11,201,954
    Deduct reduction of custodian fee (Note 1J)                          232,447
                                                                    ------------
          Net expenses                                                                   10,969,507
                                                                                       ------------
            Net investment income                                                      $150,829,621
                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $ (1,962,977)
    Financial futures transactions                                     3,270,695
                                                                    ------------
      Net realized gain on investments                                                 $  1,307,718
  Change in unrealized appreciation (depreciation) of --
    Investments                                                     $ 27,088,213
    Financial futures contracts                                       (5,723,313)
                                                                    ------------
      Net unrealized appreciation of investments                                         21,364,900
                                                                                       ------------
        Net realized and unrealized gain on investments                                $ 22,672,618
                                                                                       ------------
          Net increase in net assets from operations                                   $173,502,239
                                                                                       ============


                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                               -------------------------------
                                                    1996             1995
                                               --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                      $  150,829,621   $  155,285,975
    Net realized gain (loss) on investment
      transactions                                  1,307,718      (86,966,435)
    Change in unrealized appreciation of
      investments                                  21,364,900      177,320,778
                                               --------------   --------------
      Net increase in net assets from
        operations                             $  173,502,239   $  245,640,318
                                               --------------   --------------
  Capital transactions --
    Contributions                              $  517,368,709   $  443,671,368
    Withdrawals                                  (739,039,309)    (639,601,609)
                                               --------------   --------------
      Decrease in net assets resulting from
        capital transactions                   $ (221,670,600)  $ (195,930,241)
                                               --------------   --------------
        Net increase (decrease) in net
          assets                               $  (48,168,361)  $   49,710,077
NET ASSETS:
  At beginning of year                          2,260,646,363    2,210,936,286
                                               --------------   --------------
  At end of year                               $2,212,478,002   $2,260,646,363
                                               ==============   ==============


------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------

                                                                            YEAR ENDED SEPTEMBER 30,
                                                            --------------------------------------------------------
                                                               1996            1995           1994           1993*
                                                            -----------      ---------      ---------      ---------
RATIOS (as a percentage of average daily net assets):
  Expenses (1)                                                    0.49%          0.50%          0.50%          0.47%+
  Expenses after custodian fee reduction                          0.48%          0.49%           --             --
  Net investment income                                           6.65%          7.00%          6.55%          6.58%+
PORTFOLIO TURNOVER                                                  19%            54%            40%            13%
NET ASSETS, at end of period (000 omitted)                   $2,212,478     $2,260,646     $2,210,936     $2,083,322

   + Computed on an annualized basis.
   * For the period from the start of business, February 1, 1993 to September 30, 1993.
(1) The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before September 30, 1994 have not been adjusted to reflect this change.


                      See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
National Municipals Portfolio (the Portfolio) is registered under the
Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. OTHER -- Investment transactions are accounted for on a trade date basis.

J. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fee are reflected as a reduction of operating expense on the statements of operations.

------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1996, the fee was equivalent to 0.44% of the Portfolio's average net assets and amounted to $9,942,568. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1996, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.
------------------------------------------------------------------------------
(3) INVESTMENTS
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $419,950,345 and $533,404,649, respectively, for the year ended September 30, 1996.
------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $2,053,605,053
                                                               ==============
Gross unrealized appreciation                                  $  177,997,440
Gross unrealized depreciation                                      15,534,646
                                                               --------------
    Net unrealized appreciation                                $  162,462,794
                                                               ==============
------------------------------------------------------------------------------
(5) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter. For the year ended September 30, 1996, the average daily loan balance was $9,009,481 and the average interest rate was 6.86%. The maximum borrowings at any month end during the year ended September 30, 1996 was $28,866,000. At September 30, 1996, the Portfolio had a balance outstanding pursuant to this line of credit of $9,087,000.

------------------------------------------------------------------------------
(6) FINANCIAL INSTRUMENTS
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at September 30, 1996, is as follows:

FUTURES CONTRACTS                                           NET UNREALIZED
 EXPIRATION DATE             CONTRACTS          POSITION     DEPRECIATION
 ---------------             ---------          --------    --------------
      12/96        2,000 U.S. Treasury Bonds     Short        $5,723,313

  At September 30, 1996, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
NATIONAL MUNICIPALS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1996 and 1995 and the supplementary data for the years ended September 30, 1996, 1995 and 1994, and for the period from the start of business, February 1, 1993, to September 30, 1993. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 1996, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                              DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
NOVEMBER 1, 1996

                             INVESTMENT MANAGEMENT

EV MARATHON          OFFICERS                  INDEPENDENT TRUSTEES
NATIONAL             THOMAS J. FETTER          DONALD R. DWIGHT
MUNICIPALS FUND      President                 President, Dwight Partners, Inc.
24 Federal Street                              Chairman, Newspapers of
Boston, MA 02110     JAMES B. HAWKES           New England, Inc.
                     Vice President, Trustee
                                               SAMUEL L. HAYES, III
                     ROBERT B. MACINTOSH       Jacob H. Schiff Professor of
                     Vice President            Investment Banking, Harvard
                                               University Graduate School
                     JAMES L. O'CONNOR         of Business Administration
                     Treasurer
                                               NORTON H. REAMER
                     THOMAS OTIS               President and Director,
                     Secretary                 United Asset Management
                                               Corporation

                                               JOHN L. THORNDIKE
                                               Director,
                                               Fiduciary Company Incorporated

                                               JACK L. TREYNOR
                                               Investment Adviser and Consultant
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NATIONAL             OFFICERS                  INDEPENDENT TRUSTEES
MUNICIPALS           THOMAS J. FETTER          DONALD R. DWIGHT
PORTFOLIO            President                 President, Dwight Partners, Inc.
24 Federal Street                              Chairman, Newspapers of
Boston, MA 02110     JAMES B. HAWKES           New England, Inc.
                     Vice President, Trustee
                                               SAMUEL L. HAYES, III
                     ROBERT B. MACINTOSH       Jacob H. Schiff Professor of
                     Vice President            Investment Banking, Harvard
                                               University Graduate School
                     THOMAS M. METZOLD         of Business Administration
                     Vice President and
                     Portfolio Manager         NORTON H. REAMER
                                               President and Director,
                     JAMES L. O'CONNOR         United Asset Management
                     Treasurer                 Corporation

                     THOMAS OTIS               JOHN L. THORNDIKE
                     Secretary                 Director,
                                               Fiduciary Company Incorporated

                                               JACK L. TREYNOR
                                               Investment Adviser and Consultant